Registration No. 333-05593
                           Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]



         Post-Effective Amendment No. 11                                    [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]



         Amendment No. 21                                                  [X]



                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                              --------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------



                                 MARY JOAN HOENE
                           VICE PRESIDENT AND COUNSEL
            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


  [X]    Immediately upon filing pursuant to paragraph (b) of Rule 485

  [ ]    On (date) pursuant to paragraph (b) of Rule 485.



  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE


     This Post Effective Amendment No. 11 to the Form N-4 Registration Statement No. 333-05593 ("Registration Statement") is being filed solely for the purpose of submitting as an exhibit the Consent of PricewaterhouseCoopers LLP, now dated May 4, 1999. The Consent being filed replaces The Consent of PricewaterhouseCoopers LLP, dated April 30, 1999, contained in the immediately preceding Post Effective Amendment to the Registration Statement. Post Effective Amendment No. 11 is being filed for no other purpose.

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (b) Exhibits.






         The following exhibit is filed herewith:

        10.   (a)  Consent of PricewaterhouseCoopers LLP.

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly causes this amended Registration Statement to be signed on its behalf, in the City and State of New York, on this 5th day of May, 1999.


                                           SEPARATE ACCOUNT No. 49 OF
                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Registrant)

                                           By: The Equitable Life Assurance
                                               Society of the United States


                                           By: /s/ Jerome S. Golden
                                              ---------------------------------
                                              Jerome S. Golden
                                              Executive Vice President,
                                              Product Management Group,
                                              The Equitable Life Assurance
                                              Society of the United States

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amended Registration Statement to be signed on its behalf, in the City and State of New York, on this 5th day of May, 1999.


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Jerome S. Golden
                                              ---------------------------------
                                              Jerome S. Golden
                                              Executive Vice President,
                                              Product Management Group,
                                              The Equitable Life Assurance
                                              Society of the United States


          As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Michael Hegarty                            President, Chief Operating Officer
                                           and Director

Edward D. Miller                           Chairman of the Board, Chief
                                           Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                           Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

/s/ Alvin H. Fenichel                      Senior Vice President and Controller
------------------------
Alvin H. Fenichel
May 5, 1999


DIRECTORS:

Francoise Colloc'h       Donald J. Greene             George T. Lowy
Henri de Castries        John T. Hartley              Edward D. Miller
Joseph L. Dionne         John H.F. Haskell, Jr.       Didier Pineau-Valencienne
Denis Duverne            Michael Hegarty              George J. Sella, Jr
Jean-Rene Fourtou        Mary R. (Nina) Henderson     Peter J. Tobin
Norman C. Francis        W. Edwin Jarmain             Stanley B. Tulin
                                                      Dave H. Williams



By: /s/ Jerome S. Golden
   ------------------------
        Jerome S. Golden
        Attorney-in-Fact
        May 5, 1999

                                 EXHIBIT INDEX


                                                          TAG VALUE
                                                          ---------
 10.   (a)  Consent of PricewaterhouseCoopers LLP.        EX-99.10a